THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%
	Shares	Value
COMMUNICATION SERVICES — 9.5%
Activision Blizzard	38,386	$2,244,813
Alphabet, Cl A *	4,799	6,875,911
AT&T	212,276	7,985,823
Walt Disney	31,892	4,410,983
		21,517,530

CONSUMER DISCRETIONARY — 4.1%
Home Depot	20,206	4,608,989
McDonald's	21,920	4,690,222
		9,299,211

CONSUMER STAPLES — 8.4%
Church & Dwight	64,615	4,795,725
Colgate-Palmolive	64,925	4,790,167
Hormel Foods	100,215	4,736,161
PepsiCo	33,071	4,696,743
		19,018,796

ENERGY — 6.3%
Chevron	59,299	6,353,295
ConocoPhillips	70,685	4,200,809
EOG Resources	52,515	3,828,869
		14,382,973

FINANCIALS — 20.0%
American International Group	87,875	4,416,598
Assurant	35,012	4,571,167
Bank of America	132,669	4,355,523
Capital One Financial	45,072	4,498,186
Charles Schwab	95,338	4,342,646
Chubb	30,176	4,586,450
JPMorgan Chase	58,705	7,770,194
US Bancorp	80,899	4,305,445
Wells Fargo	135,717	6,370,556
		45,216,765

HEALTH CARE — 14.7%
Abbott Laboratories	52,561	4,580,165
Becton Dickinson	20,965	5,769,149
CVS Health	91,775	6,224,181
Johnson & Johnson	46,820	6,970,093
Medtronic	48,609	5,611,423
UnitedHealth Group	15,578	4,244,226
		33,399,237

INDUSTRIALS — 13.0%
Boeing	13,935	4,435,092
Equifax	30,632	4,591,737
Honeywell International	38,140	6,606,611
L3Harris Technologies	21,510	4,760,808
Northrop Grumman	12,045	4,511,696
Union Pacific	25,310	4,541,120
		29,447,064

INFORMATION TECHNOLOGY — 8.0%
Apple	6,893	2,133,452
CACI International, Cl A *	17,234	4,609,061
Marvell Technology Group	82,310	1,978,732
Microsoft	27,925	4,753,673

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Motorola Solutions	26,726	$4,730,502
		18,205,420

REAL ESTATE — 4.2%
Public Storage ‡	20,990	4,696,722
STORE Capital ‡	120,308	4,722,089
		9,418,811

UTILITIES — 8.5%
CMS Energy	70,749	4,847,014
DTE Energy	34,795	4,614,165
Nextera Energy	18,321	4,913,692
WEC Energy Group	48,282	4,822,889
		19,197,760

Total Common Stock
(Cost $152,948,535)		219,103,567

SHORT-TERM INVESTMENT — 3.2%

SEI Daily Income Trust, Government Fund, Cl F, 1.460% (A)
(Cost $7,329,274)	7,329,274	7,329,274
Total Investments — 99.9%
(Cost $160,277,809)		$226,432,841

Percentages are based on Net Assets of $226,588,190.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2020.

Cl — Class

As of January 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.
For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements.

WHG-QH-007-2700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD TOTAL RETURN FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 45.9%
	Shares	Value
COMMUNICATION SERVICES — 5.1%
Alphabet, Cl A *	835	$1,196,371
Walt Disney	7,452	1,030,686
		2,227,057

CONSUMER DISCRETIONARY — 3.9%
Amazon.com *	278	558,424
Home Depot	1,835	418,563
McDonald's	3,341	714,874
		1,691,861

CONSUMER STAPLES — 3.6%
Colgate-Palmolive	8,262	609,570
McCormick	2,394	391,108
PepsiCo	3,829	543,795
		1,544,473

ENERGY — 1.5%
Chevron	6,173	661,375

FINANCIALS — 6.7%
Bank of America	33,373	1,095,636
Chubb	2,895	440,011
JPMorgan Chase	5,842	773,247
Wells Fargo	12,365	580,413
		2,889,307

HEALTH CARE — 2.2%
Gilead Sciences	9,806	619,739
Johnson & Johnson	2,342	348,654
		968,393

INDUSTRIALS — 2.3%
Boeing	1,557	495,546
Honeywell International	3,009	521,219
		1,016,765

INFORMATION TECHNOLOGY — 11.5%
Amphenol, Cl A	3,506	348,742
Apple	4,494	1,390,938
CACI International, Cl A *	2,169	580,077
First Solar *	11,186	554,602
Microsoft	5,345	909,879
Motorola Solutions	2,058	364,266
PayPal Holdings *	7,295	830,828
		4,979,332

MATERIALS — 3.0%
Newmont	14,195	639,627
Sherwin-Williams	1,169	651,121
		1,290,748

REAL ESTATE — 3.9%
Alexandria Real Estate Equities ‡	4,008	654,106
Public Storage ‡	4,678	1,046,749
		1,700,855

UTILITIES — 2.2%
CMS Energy	6,039	413,732

COMMON STOCK — continued
	Shares	Value
UTILITIES — continued
WEC Energy Group	5,356	$535,011
		948,743

Total Common Stock
(Cost $18,544,641)		19,918,909

CONVERTIBLE BONDS —21.5%
	Face Amount
CONSUMER DISCRETIONARY — 3.1%
Booking Holdings
0.350%, 06/15/20	$278,000	386,300
Marriott Vacations Worldwide
1.500%, 09/15/22	453,000	472,503
Tesla
1.250%, 03/01/21	268,000	492,579
		1,351,382

CONSUMER STAPLES — 0.2%
Vector Group
1.750%, 04/15/20 (A)	88,000	88,308

HEALTH CARE — 4.5%
Exact Sciences
0.375%, 03/15/27	550,000	618,750
Sarepta Therapeutics
1.500%, 11/15/24	224,000	400,848
Teladoc Health
1.375%, 05/15/25	448,000	907,832
		1,927,430

INFORMATION TECHNOLOGY — 12.0%
Akamai Technologies
0.125%, 05/01/25	696,000	802,056
Atlassian
0.625%, 05/01/23	248,000	460,273
j2 Global
1.750%, 11/01/26 (B)	807,000	829,193
MongoDB
0.250%, 01/15/26 (B)	584,000	629,583
Nice Systems
1.250%, 01/15/24	195,000	409,818
Palo Alto Networks
0.750%, 07/01/23	389,000	432,188
Splunk
1.125%, 09/15/25	778,000	979,794
Square
0.500%, 05/15/23	564,000	680,802
		5,223,707

UTILITIES — 1.7%
NextEra Energy Partners
1.500%, 09/15/20 (B)	696,000	751,969

Total Convertible Bonds
(Cost $8,630,113)		9,342,796

CORPORATE OBLIGATIONS —13.4%

CONSUMER DISCRETIONARY — 1.1%
Ford Motor Credit
4.271%, 01/09/27	485,000	491,638

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD TOTAL RETURN FUND
JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — 0.1%
Albertsons
4.875%, 02/15/30 (B)	$35,000	$35,927

ENERGY — 0.9%
Cheniere Energy Partners
4.500%, 10/01/29 (B)	389,000	395,808
WPX Energy
4.500%, 01/15/30	20,000	20,124
		415,932

FINANCIALS — 3.8%
KKR Group Finance VI
3.750%, 07/01/29 (B)	345,000	378,740
Northern Trust
3.150%, 05/03/29	800,000	859,481
Truist Financial MTN
2.500%, 08/01/24	400,000	410,327
		1,648,548

HEALTH CARE — 2.0%
Bristol-Myers Squibb
3.200%, 06/15/26 (B)	800,000	850,970

INDUSTRIALS — 1.5%
AP Moller - Maersk
4.500%, 06/20/29 (B)	600,000	658,676

INFORMATION TECHNOLOGY — 2.0%
International Business Machines
3.500%, 05/15/29	800,000	879,956

MATERIALS — 2.0%
Cabot
4.000%, 07/01/29	395,000	429,501
FMC
4.500%, 10/01/49	366,000	425,055
		854,556
Total Corporate Obligations
(Cost $5,684,691)		5,836,203

CONVERTIBLE PREFERRED STOCK — 6.6%
	Shares
HEALTH CARE — 1.4%
Becton Dickinson, 6.125%	9,300	610,013

INFORMATION TECHNOLOGY — 1.7%
Broadcom, 8.000%	637	731,658

REAL ESTATE — 2.0%
Crown Castle International, 6.875% ‡	650	865,046

UTILITIES — 1.5%
NextEra Energy, 4.872%	12,195	666,213

Total Convertible Preferred Stock
(Cost $2,699,262)		2,872,930

U.S. TREASURY OBLIGATIONS —3.9%
	Face Amount
U.S. Treasury Bond
2.375%, 11/15/49	800,000	865,062

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
U.S. Treasury Note
1.750%, 07/31/24	$790,000	$804,566

Total U.S. Treasury Obligations
(Cost $1,661,410)		1,669,628

PREFERRED STOCK — 1.5%
	Shares
HEALTH CARE — 0.0%
Elanco Animal Health, 5.000%	375	20,536

INDUSTRIALS — 1.5%
Stanley Black & Decker, 5.250%	6,175	648,313

Total Preferred Stock
(Cost $661,000)		668,849

SHORT-TERM INVESTMENT — 7.0%

SEI Daily Income Trust, Government Fund, Cl F, 1.460% (C)
(Cost $3,019,961)	3,019,961	3,019,961
Total Investments — 99.8%
(Cost $40,901,078)		$43,329,276

Percentages are based upon Net Assets of $43,412,952.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)
Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other "accredited investors". The total value of these securities at January 31, 2020 was $4,530,866 and represents 10.4% of Net Assets.

(C)	The rate reported is the 7-day effective yield as of January 31, 2020.

Cl — Class
MTN — Medium Term Note

The following is a summary of the inputs used as of January 31, 2020 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$19,918,909	$—	$—	$19,918,909
Convertible Bonds	—	9,342,796	—	9,342,796
Corporate Obligations	—	5,836,203	—	5,836,203
Convertible Preferred Stock	2,872,930	—	—	2,872,930
U.S. Treasury Obligations	—	1,669,628	—	1,669,628
Preferred Stock	668,849	—	—	668,849
Short-Term Investment	3,019,961	—	—	3,019,961
Total Investments in Securities	$26,480,649	$16,848,627	$—	$43,329,276

For the period ended January 31, 2020, there were no transfers in or out of  Level 3.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-1900

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%
	Shares	Value
COMMUNICATION SERVICES — 1.1%
Cable One	1,194	$2,034,612
CONSUMER DISCRETIONARY — 9.6%
Bloomin' Brands	131,316	2,727,433
Carter's	27,484	2,915,228
Children's Place	32,305	1,927,639
Installed Building Products *	32,735	2,426,645
LKQ *	71,525	2,337,795
Oxford Industries	26,130	1,813,422
Papa John's International	34,155	2,212,561
Williams-Sonoma	26,070	1,826,986
		18,187,709
CONSUMER STAPLES — 4.6%
BJ's Wholesale Club Holdings *	118,971	2,441,285
J&J Snack Foods	9,784	1,622,579
Lamb Weston Holdings	20,875	1,906,096
Nomad Foods *	134,335	2,710,880
		8,680,840
ENERGY — 4.2%
Parsley Energy, Cl A	127,529	2,122,083
Penn Virginia *	63,343	1,353,640
WPX Energy *	381,011	4,553,081
		8,028,804
FINANCIALS — 24.2%
Assurant	37,155	4,850,957
Everest Re Group	8,855	2,449,027
First Hawaiian	183,470	5,331,638
Hilltop Holdings	77,145	1,746,563
Houlihan Lokey, Cl A	76,790	3,981,561
Mercury General	68,891	3,381,859
MGIC Investment	134,415	1,853,583
New York Community Bancorp	239,615	2,650,142
TCF Financial	91,620	3,873,694
Washington Federal	107,276	3,647,384
Western Alliance Bancorp	68,298	3,772,098
White Mountains Insurance Group	3,470	3,876,754
Zions Bancorp	104,983	4,775,677
		46,190,937
HEALTH CARE — 6.5%
Cooper	8,530	2,958,972
Envista Holdings *	62,576	1,851,624
Integra LifeSciences Holdings *	32,865	1,808,889
PerkinElmer	31,648	2,926,807
STERIS PLC	19,170	2,888,727
		12,435,019
INDUSTRIALS — 12.4%
Curtiss-Wright	21,160	3,077,299
Hubbell, Cl B	26,860	3,847,158
Huntington Ingalls Industries	11,369	2,967,309
IAA *	82,720	3,909,347
KAR Auction Services	87,460	1,838,409
nVent Electric PLC	150,927	3,758,082
Pentair PLC	49,885	2,141,563
Woodward	17,793	2,069,504
		23,608,671
INFORMATION TECHNOLOGY — 9.5%
Amdocs	45,298	3,259,191
Booz Allen Hamilton Holding, Cl A	31,317	2,443,979
CACI International, Cl A *	14,699	3,931,101
FLIR Systems	36,261	1,868,892

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Genpact	44,716	$1,979,577
Monolithic Power Systems	16,272	2,785,278
Viavi Solutions *	130,090	1,834,269
		18,102,287
MATERIALS — 8.0%
Albemarle	49,789	3,997,061
Eagle Materials	42,770	3,899,341
Huntsman	123,815	2,545,636
RPM International	27,375	1,953,754
Summit Materials, Cl A *	124,275	2,730,322
		15,126,114
REAL ESTATE — 12.8%
Americold Realty Trust ‡	116,886	4,029,060
Brandywine Realty Trust ‡	253,690	3,962,638
Hudson Pacific Properties ‡	109,880	3,993,039
Jernigan Capital ‡	50,313	1,005,757
Physicians Realty Trust ‡	247,517	4,789,454
Retail Properties of America, Cl A ‡	158,100	1,920,915
STAG Industrial ‡	145,455	4,689,469
		24,390,332
UTILITIES — 6.1%
Alliant Energy	88,765	5,269,090
IDACORP	41,145	4,616,058
South Jersey Industries	58,974	1,816,399
		11,701,547

Total Common Stock
(Cost $148,549,551)		188,486,872

SHORT-TERM INVESTMENT — 1.2%

SEI Daily Income Trust, Government Fund, Cl F, 1.460% (A)
(Cost $2,350,532)	2,350,532	2,350,532
Total Investments — 100.2%
(Cost $150,900,083)		$190,837,404

Percentages are based upon Net Assets of $190,551,002.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2020.

Cl — Class
PLC — Public Limited Company

As of January 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.
For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-2700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1%
	Shares	Value
COMMUNICATION SERVICES — 1.6%
Marcus	227,473	$6,630,838

CONSUMER DISCRETIONARY — 9.6%
1-800-Flowers.com, Cl A *	94,131	1,429,850
Bloomin' Brands	428,033	8,890,245
Children's Place	137,075	8,179,265
Installed Building Products *	114,496	8,487,588
Oxford Industries	113,459	7,874,055
Papa John's International	73,645	4,770,723
		39,631,726

CONSUMER STAPLES — 7.2%
BJ's Wholesale Club Holdings *	405,303	8,316,818
Central Garden & Pet, Cl A *	143,102	4,287,336
Hostess Brands, Cl A *	634,852	8,519,714
J&J Snack Foods	51,740	8,580,561
		29,704,429

ENERGY — 3.2%
Callon Petroleum *	1,217,562	3,652,686
Parsley Energy, Cl A	83,524	1,389,839
PDC Energy *	209,451	4,522,047
Penn Virginia *	176,066	3,762,531
		13,327,103

FINANCIALS — 24.1%
Argo Group International Holdings	124,131	8,142,994
Berkshire Hills Bancorp	279,724	7,874,231
BRP Group, Cl A *	266,385	4,017,086
Central Pacific Financial	230,638	6,395,592
Columbia Banking System	122,422	4,737,731
Great Western Bancorp	255,641	7,554,191
Heritage Commerce	298,688	3,464,781
Hilltop Holdings	350,133	7,927,011
Houlihan Lokey, Cl A	86,701	4,495,447
James River Group Holdings	198,476	8,522,559
Mercury General	89,391	4,388,204
Moelis, Cl A	234,478	8,441,208
Renasant	243,761	7,783,289
Sandy Spring Bancorp	236,063	8,214,992
Washington Federal	237,305	8,068,370
		100,027,686

HEALTH CARE — 6.0%
CONMED	78,174	7,948,732
Magellan Health *	57,832	4,233,881
Omnicell *	105,072	8,540,252
Patterson	195,222	4,296,836
		25,019,701

INDUSTRIALS — 18.6%
Alamo Group	35,532	4,425,866
Apogee Enterprises	132,263	4,208,609
Columbus McKinnon	122,243	4,277,282
Comfort Systems USA	177,698	8,245,187
Douglas Dynamics	123,441	6,472,012
Federal Signal	257,806	8,291,041
Interface, Cl A	524,736	8,437,755
Kaman	127,341	7,859,487
Knoll	342,977	8,492,110
UniFirst	37,721	7,692,444

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Universal Forest Products	181,635	$8,700,316
		77,102,109

INFORMATION TECHNOLOGY — 8.9%
Amkor Technology *	386,302	4,345,897
Lattice Semiconductor *	444,860	8,274,396
Novanta *	80,983	7,347,588
Repay Holdings *	537,593	9,090,698
Viavi Solutions *	553,210	7,800,261
		36,858,840

MATERIALS — 2.0%
Innospec	82,809	8,341,351

REAL ESTATE — 10.7%
Columbia Property Trust ‡	414,951	8,755,466
Easterly Government Properties ‡	350,636	8,488,898
National Storage Affiliates Trust ‡	122,279	4,175,828
PotlatchDeltic ‡	129,629	5,574,047
RPT Realty ‡	500,010	6,975,139
STAG Industrial ‡	66,547	2,145,475
Summit Hotel Properties ‡	725,535	8,046,183
		44,161,036

UTILITIES — 6.2%
Avista	167,685	8,526,782
NorthWestern	114,311	8,798,518
South Jersey Industries	276,892	8,528,274
		25,853,574

Total Common Stock
(Cost $368,690,013)		406,658,393

SHORT-TERM INVESTMENT — 2.5%

SEI Daily Income Trust, Government Fund, Cl F, 1.460% (A)
(Cost $10,281,932)	10,281,932	10,281,932
Total Investments — 100.6%
(Cost $378,971,945)		$416,940,325

Percentages are based upon Net Assets of $414,251,826.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2020.

Cl — Class

As of January 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.
For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-009-2700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 44.3%
	Shares	Value
COMMUNICATION SERVICES — 5.1%
Alphabet, Cl C *	8,290	$11,889,767
AT&T	434,910	16,361,314
Walt Disney	100,802	13,941,925
		42,193,006

CONSUMER DISCRETIONARY — 1.8%
Home Depot	64,875	14,797,987

CONSUMER STAPLES — 3.4%
Colgate-Palmolive	173,672	12,813,520
PepsiCo	106,976	15,192,732
		28,006,252

ENERGY — 4.7%
Chevron	93,607	10,029,054
Enterprise Products Partners LP (A)	272,880	7,032,117
Plains GP Holdings, Cl A	486,200	8,095,230
Williams	669,288	13,847,569
		39,003,970

FINANCIALS — 8.7%
Bank of America	480,233	15,766,049
Chubb	96,391	14,650,468
JPMorgan Chase	134,920	17,858,011
Truist Financial	335,325	17,292,710
Wells Fargo	136,591	6,411,582
		71,978,820

HEALTH CARE — 1.2%
Gilead Sciences	155,491	9,827,031

INDUSTRIALS — 5.0%
General Dynamics	48,366	8,485,331
Honeywell International	79,107	13,702,915
Norfolk Southern	40,318	8,394,611
Republic Services, Cl A	121,065	11,507,228
		42,090,085

INFORMATION TECHNOLOGY — 9.1%
Apple	54,956	17,009,432
CACI International, Cl A *	41,924	11,212,155
Cisco Systems	250,763	11,527,575
Microsoft	95,543	16,264,285
Monolithic Power Systems	41,606	7,121,699
Visa, Cl A	60,132	11,964,464
		75,099,610

MATERIALS — 2.1%
Albemarle	109,167	8,763,927
Newmont	191,283	8,619,212
		17,383,139

REAL ESTATE — 3.2%
Alexandria Real Estate Equities ‡	47,351	7,727,683
VEREIT ‡	814,908	7,953,502
Vornado Realty Trust ‡	166,117	10,925,515
		26,606,700

Total Common Stock
(Cost $300,742,196)		366,986,600

CORPORATE OBLIGATIONS —25.0%
	Face Amount	Value
COMMUNICATION SERVICES — 0.8%
CenturyLink
4.000%, 02/15/27 (B)	$45,000	$45,369
Vodafone Group
4.875%, 06/19/49	5,775,000	6,908,131
		6,953,500

CONSUMER DISCRETIONARY — 2.3%
Ford Motor Credit
4.271%, 01/09/27	10,215,000	10,354,812
Home Depot
2.950%, 06/15/29	7,844,000	8,350,788
		18,705,600

CONSUMER STAPLES — 0.1%
Albertsons
4.875%, 02/15/30 (B)	420,000	431,121

ENERGY — 1.1%
Cheniere Energy Partners
4.500%, 10/01/29 (B)	5,081,000	5,169,917
EQT
6.125%, 02/01/25	4,250,000	3,858,878
WPX Energy
4.500%, 01/15/30	375,000	377,333
		9,406,128

FINANCIALS — 15.5%
American Express
2.500%, 07/30/24	6,855,000	7,034,508
Bank of America MTN
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/25	5,391,000	5,507,365
Bank of New York Mellon
4.950%, VAR ICE LIBOR USD 3 Month+3.420%, 12/20/68	15,308,000	15,470,112
Citigroup
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/29/49	16,157,000	17,251,960
Goldman Sachs Group
5.375%, VAR ICE LIBOR USD 3 Month+3.922%, 11/10/68	13,000,000	13,096,850
JPMorgan Chase
5.240%, VAR ICE LIBOR USD 3 Month+3.470%, 10/30/68	10,222,000	10,283,434
Markel Corp
4.150%, 09/17/50	5,556,000	6,129,613
Morgan Stanley
5.441%, VAR ICE LIBOR USD 3 Month+3.610%, 07/15/68	16,771,000	16,854,855
Truist Financial
5.050%, VAR ICE LIBOR USD 3 Month+3.102%, 12/15/68	16,044,000	16,525,320
2.500%, 08/01/24	13,500,000	13,848,528
US Bancorp
5.125%, VAR ICE LIBOR USD 3 Month+3.486%, 01/15/69	6,020,000	6,162,975
		128,165,520

HEALTH CARE — 0.7%
Bristol-Myers Squibb
3.200%, 06/15/26 (B)	5,776,000	6,144,002

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — 1.0%
Waste Management
4.150%, 07/15/49	$7,117,000	$8,603,851

INFORMATION TECHNOLOGY — 3.0%
Dell International
8.350%, 07/15/46 (B)	8,165,000	11,402,892
International Business Machines
3.500%, 05/15/29	11,846,000	13,029,948
		24,432,840

MATERIALS — 0.5%
FMC
4.500%, 10/01/49	3,832,000	4,450,308

Total Corporate Obligations
(Cost $198,728,586)		207,292,870

U.S. TREASURY OBLIGATIONS —10.8%

U.S. Treasury Bonds
3.000%, 02/15/49	7,220,000	8,792,606
2.375%, 11/15/49	15,400,000	16,652,453
2.250%, 08/15/49	8,400,000	8,842,969
		34,288,028

U.S. Treasury Inflation Indexed Bonds
0.875%, 01/15/29	17,321,973	18,881,078
0.250%, 07/15/29	22,423,319	23,297,048
0.125%, 07/15/24	12,511,307	12,734,828
		54,912,954

Total U.S. Treasury Obligations
(Cost $86,310,264)		89,200,982

PREFERRED STOCK — 8.7%
	Shares
FINANCIALS — 4.2%
PNC Financial Services Group, Ser Q, 5.375%	442,013	11,355,314
US Bancorp, Ser B, 3.500% , VAR ICE LIBOR USD 3 Month+0.600%	544,027	12,033,877
Wells Fargo, 5.850% , VAR ICE LIBOR USD 3 Month+3.090%	411,321	11,179,705
		34,568,896
HEALTH CARE — 1.6%
Becton Dickinson, 6.125%	194,625	12,766,006
Elanco Animal Health, 5.000%	4,650	254,639
		13,020,645
INDUSTRIALS — 1.1%
Stanley Black & Decker, 5.250%	83,375	8,753,541

UTILITIES — 1.8%
CenterPoint Energy, 7.000%	171,855	8,259,351
Southern, 4.950%	277,045	7,061,877
		15,321,228
Total Preferred Stock
(Cost $66,160,342)		71,664,310

CONVERTIBLE PREFERRED STOCK — 3.6%
	Shares	Value
INFORMATION TECHNOLOGY — 1.2%
Broadcom, 8.000%	8,325	$9,562,095

REAL ESTATE — 1.1%
Crown Castle International, 6.875% ‡	6,640	8,836,778

UTILITIES — 1.3%
NextEra Energy, 4.872%	201,505	11,008,218

Total Convertible Preferred Stock
(Cost $27,110,045)		29,407,091

CONVERTIBLE BONDS —2.7%
	Face Amount
HEALTH CARE — 0.8%
Exact Sciences
0.375%, 03/15/27	$6,270,000	7,053,750

INFORMATION TECHNOLOGY — 1.9%
Akamai Technologies
0.125%, 05/01/25	7,034,000	8,105,833
Microchip Technology
1.625%, 02/15/27	5,507,000	7,407,763
		15,513,596

Total Convertible Bonds
(Cost $22,449,538)		22,567,346

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS —2.1%

FHLMC
3.500%, 07/01/49	8,608,089	8,881,853
FNMA
3.500%, 07/01/49	8,381,348	8,646,404

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $17,512,004)		17,528,257

SHORT-TERM INVESTMENT — 3.5%
	Shares
SEI Daily Income Trust, Government Fund, Cl F, 1.460% (C)
(Cost $29,229,908)	29,229,908	29,229,908
Total Investments — 100.7%
(Cost $748,242,883)		$833,877,364

Percentages are based upon Net Assets of $827,894,303.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At January 31, 2020, such securities amounted to $7,032,117, or 0.8% of the net assets of the Fund.
(B)
Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other "accredited investors". The total value of these securities at January 31, 2020 was $23,193,301 and represents 2.8% of Net Assets.

(C)	The rate reported is the 7-day effective yield as of January 31, 2020.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2020 (Unaudited)

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
Ser — Series
USD — U.S. Dollar
VAR — Variable Rate

The following is a summary of the inputs used as of January 31, 2020 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$366,986,600	$—	$—	$366,986,600
Corporate Obligations	—	207,292,870	—	207,292,870
U.S. Treasury Obligations	—	89,200,982	—	89,200,982
Preferred Stock	71,664,310	—	—	71,664,310
Convertible Preferred Stock	29,407,091	—	—	29,407,091
Convertible Bonds	—	22,567,346	—	22,567,346
U.S. Government Agency Mortgage-Backed Obligations	—	17,528,257	—	17,528,257
Short-Term Investment	29,229,908	—	—	29,229,908
Total Investments in Securities	$497,287,909	$336,589,455	$—	$833,877,364

For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-2600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.3%
	Shares	Value
BRAZIL — 6.7%
BB Seguridade Participacoes	359,410	$2,920,531
Porto Seguro	198,365	3,079,739
Raia Drogasil *	110,926	3,206,354
Vale *	239,252	2,814,532
		12,021,156
CANADA — 1.6%
Barrick Gold	156,801	2,904,029

CHILE — 4.5%
Banco de Chile	22,809,942	2,245,937
Cia Cervecerias Unidas	284,133	2,508,309
Enel Americas	16,645,164	3,279,948
		8,034,194
CHINA — 5.8%
Kweichow Moutai, Cl A	22,776	3,304,196
NetEase ADR	13,453	4,315,184
Zhengzhou Yutong Bus, Cl A	1,221,252	2,711,655
		10,331,035
CZECH REPUBLIC — 0.5%
Moneta Money Bank	257,351	939,485

EGYPT — 2.2%
Commercial International Bank Egypt SAE	720,162	3,874,477

HONG KONG — 18.0%
3SBio *	1,883,758	2,390,371
AIA Group	341,453	3,354,849
Anhui Conch Cement, Cl H	303,913	1,929,415
BOC Hong Kong Holdings	790,479	2,600,813
China Merchants Bank, Cl H	542,767	2,603,304
China Overseas Land & Investment	868,503	2,777,857
China Resources Gas Group	537,761	2,839,148
China Resources Land	429,345	1,775,709
CNOOC	2,029,962	3,051,161
Galaxy Entertainment Group *	436,774	2,839,519
Ping An Insurance Group of China, Cl H	268,060	3,006,661
Tencent Holdings	67,944	3,224,849
		32,393,656
INDIA — 13.2%
Adani Ports & Special Economic Zone	426,257	2,201,335
Bharat Electronics	1,588,364	2,016,434
Bharat Forge	368,082	2,527,501
HCL Technologies	300,614	2,494,198
HDFC Bank	47,674	818,819
HDFC Bank ADR	25,430	1,456,630
Indraprastha Gas	426,507	3,033,014
Reliance Industries	23,852	472,244
Reliance Industries GDR	56,561	2,205,885
Tata Consultancy Services	66,044	1,927,799

COMMON STOCK — continued
	Shares	Value
INDIA — continued
Titan	126,170	$2,100,809
Torrent Pharmaceuticals	92,787	2,511,173
		23,765,841
INDONESIA — 5.7%
Bank Central Asia	1,050,835	2,482,563
Bank Mandiri Persero	3,511,572	1,918,678
Perusahaan Gas Negara	23,675,989	2,938,253
Telekomunikasi Indonesia Persero	10,730,045	2,974,878
		10,314,372
MEXICO — 6.1%
Alsea *	1,376,688	3,342,724
Arca Continental	460,409	2,607,169
Promotora y Operadora de Infraestructura	274,065	2,963,943
Wal-Mart de Mexico	699,998	2,048,260
		10,962,096
SINGAPORE — 1.4%
DBS Group Holdings	139,605	2,571,857

SOUTH AFRICA — 6.8%
AVI	393,357	2,017,904
Bidvest Group	208,581	2,877,757
Clicks Group	142,882	2,313,552
Mr Price Group	224,273	2,534,432
Sanlam	497,683	2,444,001
		12,187,646
SOUTH KOREA — 4.8%
Hanon Systems	296,286	2,600,617
Koh Young Technology	9,797	748,475
Samsung Electronics	74,056	3,461,868
Soulbrain	22,732	1,861,263
		8,672,223
TAIWAN — 10.3%
Advantech	241,403	2,310,770
Catcher Technology	347,861	2,762,636
Largan Precision	16,246	2,537,084
Parade Technologies	112,724	2,358,587
Sinbon Electronics	317,902	1,351,078
Taiwan Semiconductor Manufacturing	415,427	4,291,734
Tripod Technology	790,761	2,913,638
		18,525,527
THAILAND — 1.2%
Tisco Financial Group NVDR	672,314	2,216,931

TURKEY — 1.8%
TAV Havalimanlari Holding	697,901	3,175,734

UNITED STATES — 4.7%
Credicorp	12,552	2,592,992
Southern Copper	82,806	3,120,130

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
Yum China Holdings	63,659	$2,741,793
		8,454,915
Total Common Stock
(Cost $141,985,137)		171,345,174

PREFERRED STOCK — 2.8%

BRAZIL — 2.8%
Banco Bradesco, 3.260%	318,979	2,443,028
Petroleo Brasileiro (A)	388,376	2,580,951

Total Preferred Stock
(Cost $4,028,980)		5,023,979

SHORT-TERM INVESTMENT — 2.5%

SEI Daily Income Trust, Government Fund, Cl F, 1.460% (B)
(Cost $4,436,095)	4,436,095	4,436,095
Total Investments — 100.6%
(Cost $150,450,212)		$180,805,248

Percentages are based upon Net Assets of $179,702,496.

*	Non-income producing security.
(A)	There is currently no rate available.
(B)	The rate reported is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt

The following is a summary of the inputs used as of January 31, 2020, when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Brazil	$12,021,156	$–	$–	$12,021,156
Canada	2,904,029	–	–	2,904,029
Chile	8,034,194	–	–	8,034,194
China	4,315,184	6,015,851	–	10,331,035
Czech Republic	–	939,485	–	939,485
Egypt	–	3,874,477	–	3,874,477
Hong Kong	–	32,393,656	–	32,393,656
India	1,456,630	22,309,211	–	23,765,841
Indonesia	–	10,314,372	–	10,314,372
Mexico	10,962,096	–	–	10,962,096
Singapore	–	2,571,857	–	2,571,857
South Africa	–	12,187,646	–	12,187,646
South Korea	–	8,672,223	–	8,672,223
Taiwan	–	18,525,527	–	18,525,527
Thailand	–	2,216,931	–	2,216,931
Turkey	–	3,175,734	–	3,175,734
United States	8,454,915	–	–	8,454,915
Total Common Stock	48,148,204	123,196,970	–	171,345,174
Preferred Stock
Brazil	5,023,979	–	–	5,023,979
Short-Term Investment	4,436,095	–	–	4,436,095
Total Investments in Securities	$57,608,278	$123,196,970	$–	$180,805,248

‡ Represents securities trading primarily outside the United States, the values of which were adjusted as a result of market closures on which these securities trade.
For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-013-1500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD HIGH INCOME FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS —52.9%
	Face Amount	Value
COMMUNICATION SERVICES — 12.2%
Altice Financing
6.625%, 02/15/23 (A)	$215,000	$218,763
Cablevision Systems
5.875%, 09/15/22	225,000	240,750
CCO Holdings
5.125%, 05/01/23 (A)	130,000	132,058
5.000%, 02/01/28 (A)	960,000	1,004,400
4.750%, 03/01/30 (A)	100,000	102,812
CenturyLink
6.875%, 01/15/28	1,225,000	1,368,938
6.450%, 06/15/21	400,000	419,800
5.800%, 03/15/22	245,000	258,237
4.000%, 02/15/27 (A)	10,000	10,082
Cinemark USA
4.875%, 06/01/23	255,000	258,187
Clear Channel Worldwide Holdings
9.250%, 02/15/24 (A)	880,000	958,100
Entercom Media
6.500%, 05/01/27 (A)	640,000	685,059
Intelsat Jackson Holdings
8.000%, 02/15/24 (A)	940,000	961,930
Lamar Media
5.000%, 05/01/23	130,000	132,438
Level 3 Financing
5.625%, 02/01/23	120,000	120,036
Sinclair Television Group
5.625%, 08/01/24 (A)	150,000	154,313
Sirius XM Radio
4.625%, 07/15/24 (A)	755,000	782,841
		7,808,744

CONSUMER DISCRETIONARY — 11.3%
Asbury Automotive Group
6.000%, 12/15/24	169,000	174,070
Beazer Homes USA
7.250%, 10/15/29 (A)	77,000	84,122
Boyne USA
7.250%, 05/01/25 (A)	150,000	162,750
Builders FirstSource
5.625%, 09/01/24 (A)	135,000	140,022
ESH Hospitality
5.250%, 05/01/25 ‡ (A)	210,000	215,250
Fiat Chrysler Automobiles
4.500%, 04/15/20	260,000	260,650
Ford Motor Credit
4.271%, 01/09/27	775,000	785,607
Great Lakes Dredge & Dock
8.000%, 05/15/22	360,000	378,000
Hilton Domestic Operating
5.125%, 05/01/26	185,000	193,732
Icahn Enterprises
6.750%, 02/01/24	175,000	181,563
KB Home
7.500%, 09/15/22	160,000	179,400
Lennar
4.750%, 11/15/22	125,000	131,719
Manitowoc
9.000%, 04/01/26 (A)	1,000,000	1,065,000
Marriott Ownership Resorts
6.500%, 09/15/26	180,000	194,850
4.750%, 01/15/28 (A)	185,000	189,163
Mattel
3.150%, 03/15/23	110,000	108,900

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Meritor
6.250%, 02/15/24	$200,000	$205,000
MGM Resorts International
6.000%, 03/15/23	155,000	170,066
Navistar International
6.625%, 11/01/25 (A)	65,000	67,979
New Albertsons
7.750%, 06/15/26	410,000	440,750
Party City Holdings
6.125%, 08/15/23 (A)	225,000	192,656
Performance Food Group
5.500%, 06/01/24 (A)	290,000	295,800
Shea Homes
5.875%, 04/01/23 (A)	215,000	218,762
Sotheby's
7.375%, 10/15/27 (A)	975,000	993,184
United Rentals North America
3.875%, 11/15/27	60,000	60,600
William Lyon Homes
7.000%, 08/15/22	5,000	5,013
Wynn Las Vegas
4.250%, 05/30/23 (A)	180,000	185,629
		7,280,237

CONSUMER STAPLES — 2.5%
Albertsons
6.625%, 06/15/24	345,000	358,800
4.875%, 02/15/30 (A)	75,000	76,986
B&G Foods
5.250%, 09/15/27	985,000	982,537
Pilgrim's Pride
5.750%, 03/15/25 (A)	170,000	174,675
		1,592,998

ENERGY — 8.5%
Cheniere Energy Partners
4.500%, 10/01/29 (A)	874,000	889,295
Crestwood Midstream Partners
6.250%, 04/01/23	150,000	151,372
DCP Midstream Operating
5.350%, 03/15/20 (A)	155,000	155,484
Enviva Partners
6.500%, 01/15/26 (A)	155,000	165,349
EQT
6.125%, 02/01/25	1,750,000	1,588,950
Parsley Energy
5.250%, 08/15/25 (A)	920,000	943,000
Summit Midstream Holdings
5.750%, 04/15/25	850,000	653,795
5.500%, 08/15/22	250,000	219,844
Sunoco
4.875%, 01/15/23	95,000	97,494
WPX Energy
5.250%, 10/15/27	468,000	489,060
4.500%, 01/15/30	90,000	90,560
		5,444,203

FINANCIALS — 4.6%
Ares Capital
4.200%, 06/10/24	960,000	1,014,957
3.250%, 07/15/25	763,000	770,205
Donnelley Financial Solutions
8.250%, 10/15/24	140,000	145,250
FelCor Lodging
6.000%, 06/01/25	155,000	160,812

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD HIGH INCOME FUND
JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/22 (A)	$110,000	$113,025
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	55,000	59,993
Springleaf Finance
7.750%, 10/01/21	250,000	269,068
6.125%, 03/15/24	190,000	206,150
Starwood Property Trust
5.000%, 12/15/21	175,000	179,375
		2,918,835

HEALTH CARE — 4.4%
Bausch Health
7.000%, 03/15/24 (A)	300,000	311,010
6.125%, 04/15/25 (A)	195,000	200,581
5.875%, 05/15/23 (A)	50,000	50,438
CHS
6.625%, 02/15/25 (A)	1,375,000	1,388,997
Eagle Holding II
7.625% cash/0% PIK, 05/15/22 (A)	110,000	111,100
Encompass Health
5.750%, 11/01/24	90,000	91,101
HCA
7.500%, 02/15/22	250,000	274,423
Kinetic Concepts
12.500%, 11/01/21 (A)	120,000	122,707
Prestige Brands
6.375%, 03/01/24 (A)	195,000	201,094
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/21	57,000	55,945
		2,807,396

INDUSTRIALS — 0.5%
DAE Funding
4.500%, 08/01/22 (A)	210,000	213,675
Zekelman Industries
9.875%, 06/15/23 (A)	94,000	99,053
		312,728

INFORMATION TECHNOLOGY — 2.8%
CommScope
6.000%, 03/01/26 (A)	940,000	985,827
Dell
7.100%, 04/15/28	490,000	592,959
RP Crown Parent
7.375%, 10/15/24 (A)	205,000	211,662
		1,790,448

MATERIALS — 2.0%
Ardagh Packaging Finance
4.250%, 09/15/22 (A)	200,000	202,500
Aruba Investments
8.750%, 02/15/23 (A)	170,000	170,850
Ashland
4.750%, 08/15/22	15,000	15,768
Crown Americas
4.500%, 01/15/23	195,000	205,029
Kraton Polymers
7.000%, 04/15/25 (A)	325,000	330,687
OCI
6.625%, 04/15/23 (A)	200,000	207,600

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
OI European Group BV
4.000%, 03/15/23 (A)	$165,000	$167,475
		1,299,909

REAL ESTATE — 1.6%
Forestar Group
8.000%, 04/15/24 (A)	100,000	109,000
GEO Group
5.125%, 04/01/23	690,000	650,325
HAT Holdings I
5.250%, 07/15/24 (A)	175,000	183,750
iStar
4.750%, 10/01/24	65,000	67,600
		1,010,675

UTILITIES — 2.5%
TerraForm Power Operating
4.750%, 01/15/30 (A)	1,530,000	1,612,253

Total Corporate Obligations
(Cost $33,496,941)		33,878,426

COMMON STOCK — 17.3%
	Shares
COMMUNICATION SERVICES — 3.6%
Activision Blizzard	11,940	698,251
Alphabet, Cl A *	460	659,079
AT&T	25,072	943,209
		2,300,539

CONSUMER DISCRETIONARY — 1.0%
TJX	10,645	628,481

CONSUMER STAPLES — 1.5%
Philip Morris International	11,686	966,432

ENERGY — 1.9%
EOG Resources	5,985	436,366
Plains GP Holdings, Cl A	45,100	750,915
		1,187,281

FINANCIALS — 2.5%
Moelis, Cl A	18,415	662,940
Truist Financial	18,550	956,624
		1,619,564

HEALTH CARE — 1.7%
Elanco Animal Health *	35,040	1,082,736

INDUSTRIALS — 1.0%
Fluor	36,610	654,953

INFORMATION TECHNOLOGY — 2.2%
Apple	2,290	708,778
NVIDIA	3,050	721,111
		1,429,889

MATERIALS — 0.9%
Albemarle	7,000	561,960

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD HIGH INCOME FUND
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — 1.0%
GEO Group ‡	40,620	$641,796

Total Common Stock
(Cost $10,839,401)		11,073,631

U.S. TREASURY OBLIGATIONS —15.1%
	Face Amount
U.S. Treasury Bonds
3.000%, 02/15/49	$1,375,000	1,674,492
2.875%, 05/15/49	1,425,000	1,697,420
		3,371,912

U.S. Treasury Notes
2.625%, 02/15/29	2,000,000	2,189,609
2.375%, 05/15/29	1,000,000	1,074,883
1.500%, 10/31/21	2,000,000	2,004,453
1.500%, 10/31/24	1,000,000	1,007,852
		6,276,797

Total U.S. Treasury Obligations
(Cost $9,431,547)		9,648,709

CONVERTIBLE BONDS —6.4%

FINANCIALS — 4.4%
Apollo Commercial Real Estate Finance
5.375%, 10/15/23	1,100,000	1,115,812
Arbor Realty Trust
4.750%, 11/01/22 (A)	750,000	750,487
PennyMac
5.500%, 11/01/24 (A)	950,000	957,889
		2,824,188

REAL ESTATE — 2.0%
Western Asset Mortgage Capital
6.750%, 10/01/22	1,275,000	1,300,412

Total Convertible Bonds
(Cost $4,115,517)		4,124,600

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS —4.1%

FHLMC
3.500%, 07/01/49	1,288,912	1,329,903
FNMA
3.500%, 07/01/49	1,254,961	1,294,649

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $2,622,118)		2,624,552

CONVERTIBLE PREFERRED STOCK — 1.0%
	Shares	Value
INFORMATION TECHNOLOGY — 1.0%
Broadcom, 8.000% (Cost $652,668)	583	$669,634

PREFERRED STOCK — 0.1%

HEALTH CARE — 0.1%
Elanco Animal Health, 5.000% (Cost $27,500)	550	30,118

SHORT-TERM INVESTMENT — 4.3%

SEI Daily Income Trust, Government Fund, Cl F, 1.460% (B)
(Cost $2,750,219)	2,750,219	2,750,219
Total Investments — 101.2%
(Cost $63,935,911)		$64,799,889

Percentages are based upon Net Assets of $64,046,236.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)
Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other "accredited investors". The total value of these securities at January 31, 2020 was $19,927,124 and represents 31.1% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2020.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LLLP — Limited Liability Limited Partnership
PIK — Payment-in-Kind

The following is a summary of the inputs used as of January 31, 2020 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$33,878,426	$—	$33,878,426
Common Stock	11,073,631	—	—	11,073,631
U.S. Treasury Obligations	—	9,648,709	—	9,648,709
Convertible Bonds	—	4,124,600	—	4,124,600
U.S. Government Agency Mortgage-Backed Obligations	—	2,624,552	—	2,624,552
Convertible Preferred Stock	669,634	—	—	669,634
Preferred Stock	30,118	—	—	30,118
Short-Term Investment	2,750,219	—	—	2,750,219
Total Investments in Securities	$14,523,602	$50,276,287	$—	$64,799,889

For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-012-1700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD FLEXIBLE INCOME FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
PREFERRED STOCK — 42.0%
	Shares	Value
COMMUNICATION SERVICES — 0.5%
GCI Liberty, 7.000%	1,465	$39,921

CONSUMER DISCRETIONARY — 5.7%
Costamare, 8.875%	2,533	65,858
Fortress Transportation & Infrastructure Investors, 8.250% , VAR ICE LIBOR USD 3 Month+6.886%	6,275	164,593
Fortress Transportation & Infrastructure Investors, 8.000% , VAR ICE LIBOR USD 3 Month+6.447%	1,625	42,250
QVC, 6.375%	1,100	28,919
Seaspan, 8.000% , VAR ICE LIBOR USD 3 Month+5.008%	3,475	94,312
Triton International, 8.000%	1,950	52,513
Triton International, 7.375%	2,525	66,180
		514,625
CONSUMER STAPLES — 0.4%
Energizer Holdings, 7.500% *	375	37,290

ENERGY — 10.3%
Crestwood Equity Partners, 9.250% (A)	18,450	172,692
DCP Midstream, 7.950% , VAR ICE LIBOR USD 3 Month+4.882%	1,850	46,046
DCP Midstream, 7.875% , VAR ICE LIBOR USD 3 Month+4.919%	2,335	57,908
Energy Transfer Operating, 7.625% , VAR ICE LIBOR USD 3 Month+4.738%	1,675	41,624
Energy Transfer Operating, 7.600% , VAR ICE LIBOR USD 3 Month+5.161%	575	14,490
Energy Transfer Operating, 7.375% , VAR ICE LIBOR USD 3 Month+4.530%	625	15,362
GasLog Partners, 8.625% , VAR ICE LIBOR USD 3 Month+6.310%	4,289	106,796
Global Partners, 9.750% , VAR ICE LIBOR USD 3 Month+6.774%	3,550	93,507
Golar LNG Partners, 8.750%	2,857	72,139
Hoegh LNG Partners, 8.750%	1,525	41,068
NGL Energy Partners, 9.625% , VAR ICE LIBOR USD 3 Month+7.384%	1,800	46,419
NuStar Energy, 9.000% , VAR ICE LIBOR USD 3 Month+6.880%	2,340	59,038
NuStar Energy, 8.500% , VAR ICE LIBOR USD 3 Month+6.766% (A)	2,535	62,615
Teekay LNG Partners, 8.500% , VAR ICE LIBOR USD 3 Month+6.241%	3,550	91,129
		920,833
FINANCIALS — 14.3%
AGNC Investment, 6.500% , VAR ICE LIBOR USD 3 Month+4.993% ‡	2,750	71,362
Annaly Capital Management, 6.750% , VAR ICE LIBOR USD 3 Month+4.989% ‡	1,855	48,415
ARMOUR Residential REIT, 7.000% ‡	6,525	163,777
B. Riley Financial, 7.250%	475	12,065
B. Riley Financial, 6.875%	575	14,525
B. Riley Financial, 6.750%	1,000	25,320
B. Riley Financial, 6.500%	3,700	93,425
Chimera Investment, 8.000% , VAR ICE LIBOR USD 3 Month+5.379% ‡	1,900	50,635
Chimera Investment, 7.750% , VAR ICE LIBOR USD 3 Month+4.743% ‡	1,675	44,019
Compass Diversified Holdings, 7.875%	2,175	56,267

PREFERRED STOCK — continued
	Shares	Value
FINANCIALS — continued
Compass Diversified Holdings, 7.875% , VAR ICE LIBOR USD 3 Month+4.985%	4,275	$113,245
Ellington Financial, 6.750% , VAR ICE LIBOR USD 3 Month+5.196%	2,300	59,938
Exantas Capital, 8.625% , VAR ICE LIBOR USD 3 Month+5.927% ‡	1,700	44,914
Invesco Mortgage Capital, 7.500% , VAR ICE LIBOR USD 3 Month+5.289% ‡	1,925	52,264
Mortgage Investment Trust, 8.000% , VAR ICE LIBOR USD 3 Month+6.476% ‡	4,644	125,620
New Residential Investment, 7.500% , VAR ICE LIBOR USD 3 Month+5.802% ‡	1,675	44,840
New Residential Investment, 7.125% , VAR ICE LIBOR USD 3 Month+5.640% ‡	3,350	88,407
New York Mortgage Trust, 8.000% , VAR ICE LIBOR USD 3 Month+5.695% ‡	1,393	36,148
New York Mortgage Trust, 7.875% , VAR ICE LIBOR USD 3 Month+6.429% ‡	1,775	45,529
PennyMac Mortgage Investment Trust, 8.125% , VAR ICE LIBOR USD 3 Month+5.831% ‡	471	12,708
PennyMac Mortgage Investment Trust, 8.000% , VAR ICE LIBOR USD 3 Month+5.990% ‡	105	2,785
Two Harbors Investment, 7.625% , VAR ICE LIBOR USD 3 Month+5.352% ‡	1,050	29,421
Two Harbors Investment, 7.250% , VAR ICE LIBOR USD 3 Month+5.011% ‡	1,475	39,294
		1,274,923
REAL ESTATE — 8.2%
Brookfield Property Partners, 6.375%	1,250	33,200
Farmland Partners, 10.000% ‡	2,968	75,714
Gladstone Commercial, 6.625% ‡	2,700	72,711
Global Net Lease, 7.250% ‡	2,002	53,213
Global Net Lease, 6.875% ‡	3,550	91,874
Hersha Hospitality Trust, 6.500% ‡	2,877	74,543
Jernigan Capital, 7.000% ‡	680	17,979
Landmark Infrastructure Partners, 7.900%	1,979	50,742
Landmark Infrastructure Partners, 7.000% (B)	575	15,025
Monmouth Real Estate Investment, 6.125% ‡	3,900	98,124
RLJ Lodging Trust, 1.950% *‡	2,200	63,558
UMH Properties, 6.750% ‡	1,200	31,848
UMH Properties, 6.375% ‡	2,025	50,645
		729,176
UTILITIES — 2.6%
CenterPoint Energy, 7.000% *	1,850	88,911
DTE Energy, 6.250%	1,400	71,778
South Jersey Industries, 7.250% *	1,375	68,626
		229,315
Total Preferred Stock
(Cost $3,594,330)		3,746,083

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD FLEXIBLE INCOME FUND
JANUARY 31, 2020 (Unaudited)

EXCHANGE TRADED FUNDS — 19.5%
	Shares	Value
UNITED STATES — 19.5%
ETRACS 2xLeveraged Long Wells Fargo Business Development Index ETN	3,900	$56,979
ETRACS 2xMonthly Leveraged Wells Fargo BDC ETN	2,225	32,601
Invesco Senior Loan ETF	16,557	374,354
iShares 0-5 Year High Yield Corporate Bond ETF	7,000	324,660
iShares Preferred & Income Securities ETF	7,650	291,924
Schwab Short-Term U.S. Treasury ETF	3,325	168,843
SPDR Blackstone	8,975	417,337
SPDR Bloomberg Barclays High Yield Bond ETF	700	76,328

Total Exchange Traded Funds
(Cost $1,737,768)		1,743,026

COMMON STOCK — 14.8%

COMMUNICATION SERVICES — 0.8%
Alphabet, Cl A *	30	42,983
AT&T	775	29,155
		72,138

CONSUMER DISCRETIONARY — 1.3%
Amazon.com *	40	80,349
G-III Apparel Group *	1,225	33,332
		113,681

CONSUMER STAPLES — 0.4%
Philip Morris International	400	33,080

ENERGY — 1.9%
Enviva Partners (A)	3,150	120,047
Green Plains Partners	3,243	46,180
		166,227

FINANCIALS — 3.1%
AGNC Investment ‡	1,825	33,927
Bank of America	1,225	40,217
Broadmark Realty Capital	6,110	76,742
Exantas Capital ‡	3,800	45,904
Moelis, Cl A	1,025	36,900
TPG RE Finance Trust ‡	2,050	41,963
		275,653

HEALTH CARE — 0.5%
Elanco Animal Health *	1,525	47,123

INDUSTRIALS — 0.9%
Covanta Holding	5,625	84,263

INFORMATION TECHNOLOGY — 0.8%
Apple	150	46,426
CACI International, Cl A *	90	24,070
		70,496

REAL ESTATE — 4.0%
CatchMark Timber Trust, Cl A ‡	3,250	33,345
Gaming and Leisure Properties ‡	950	44,892
Iron Mountain ‡	2,600	82,186
Jernigan Capital ‡	2,325	46,477
Plymouth Industrial ‡	3,567	65,704

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — continued
VEREIT ‡	4,300	$41,968
VICI Properties	1,725	46,230
		360,802

UTILITIES — 1.1%
Atlantica Yield	3,250	93,356

Total Common Stock
(Cost $1,197,917)		1,316,819

CORPORATE OBLIGATIONS —14.7%
	Face Amount
COMMUNICATION SERVICES — 0.9%
CenturyLink
7.650%, 03/15/42	$25,000	27,106
7.600%, 09/15/39	50,000	54,087
		81,193

CONSUMER DISCRETIONARY — 1.8%
Icahn Enterprises
6.250%, 05/15/26	50,000	52,484
Manitowoc
9.000%, 04/01/26 (C)	50,000	53,250
Nathan's Famous
6.625%, 11/01/25 (C)	25,000	25,750
Yum! Brands
6.875%, 11/15/37	25,000	29,500
		160,984

CONSUMER STAPLES — 0.8%
Vector Group
6.125%, 02/01/25 (C)	75,000	74,625

ENERGY — 5.9%
DCP Midstream
7.375%, VAR ICE LIBOR USD 3 Month+5.148%, 06/15/68	125,000	118,125
Energy Transfer Operating
7.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.306%, 05/15/68	150,000	153,375
GasLog
8.875%, 03/22/22	50,000	51,625
NGL Energy Partners
7.500%, 11/01/23	50,000	49,860
Summit Midstream Holdings
5.750%, 04/15/25	25,000	19,229
Summit Midstream Partners
9.500%, VAR ICE LIBOR USD 3 Month+7.430%, 12/15/68	150,000	77,250
USA Compression Partners
6.875%, 09/01/27	50,000	52,120
		521,584

FINANCIALS — 1.0%
Brighthouse Financial
4.700%, 06/22/47	45,000	43,433
Compass Group Diversified Holdings
8.000%, 05/01/26 (C)	40,000	43,550
		86,983

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD FLEXIBLE INCOME FUND
JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — 2.0%
CHS
6.625%, 02/15/25 (C)	$175,000	$176,782

REAL ESTATE — 2.3%
CoreCivic
4.750%, 10/15/27	100,000	92,000
GEO Group
5.875%, 10/15/24	100,000	92,750
5.125%, 04/01/23	25,000	23,563
		208,313

Total Corporate Obligations
(Cost $1,293,851)		1,310,464

CONVERTIBLE BONDS —3.2%

ENERGY — 1.0%
Golar LNG
2.750%, 02/15/22	100,000	86,125

INDUSTRIALS — 0.8%
Tutor Perini
2.875%, 06/15/21	75,000	71,667

REAL ESTATE — 1.4%
Colony Capital
3.875%, 01/15/21	50,000	50,000
Western Asset Mortgage Capital
6.750%, 10/01/22	75,000	76,495
		126,495

Total Convertible Bonds
(Cost $288,170)		284,287

U.S. TREASURY OBLIGATIONS —2.5%

U.S. Treasury Notes
2.250%, 02/29/20	125,000	125,055
1.125%, 02/28/21	100,000	99,601
Total U.S. Treasury Obligations
(Cost $224,508)		224,656

CONVERTIBLE PREFERRED STOCK — 0.6%
	Shares
INFORMATION TECHNOLOGY — 0.6%
Broadcom, 8.000% (Cost $50,000)	50	57,430

SHORT-TERM INVESTMENT — 5.2%

SEI Daily Income Trust, Government Fund, Cl F, 1.460% (D)
(Cost $462,638)	462,638	462,638
Total Investments — 102.5%
(Cost $8,849,182)		$9,145,403

Percentages are based upon Net Assets of $8,926,107.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At January 31, 2020, such securities amounted to $355,353, or 4.0% of the net assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)
Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other "accredited investors". The total value of these securities at January 31, 2020 was $373,957 and represents 4.2% of Net Assets.

(D)	The rate reported is the 7-day effective yield as of January 31, 2020.

Cl — Class
ICE — Intercontinental Exchange
ETF—Exchange Traded Fund
ETN—Exchange Traded Note
LIBOR — London Interbank Offered Rate
SPDR — Standard & Poor’s Depository Receipt
USD — U.S. Dollar
VAR — Variable Rate

The following is a summary of the inputs used as of January 31, 2020 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$3,746,083	$—	$—	$3,746,083
Exchange Traded Funds	1,743,026	—	—	1,743,026
Common Stock	1,316,819	—	—	1,316,819
Corporate Obligations	—	1,310,464	—	1,310,464
Convertible Bonds	—	284,287	—	284,287
U.S. Treasury Obligations	—	224,656	—	224,656
Convertible Preferred Stock	—	57,430	—	57,430
Short-Term Investment	462,638	—	—	462,638
Total Investments in Securities	$7,268,566	$1,876,837	$—	$9,145,403

For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-021-0300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS —74.9%
	Face Amount		Value

AUSTRIA — 0.9%
ams
0.875%, 09/28/22		$400,000	$358,288

BELGIUM — 0.8%
Bekaert
4.461%, 06/09/21 (A)	EUR	300,000	322,119

CANADA — 0.2%
Tilray
5.000%, 10/01/23		$130,000	74,734

CHINA — 22.4%
Angang Steel
1.005%, 05/25/23 (A)	HKD	6,000,000	739,648
Bilibili
1.375%, 04/01/26 (B)		$500,000	557,337
China Conch Venture Holdings International
0.523%, 09/05/23 (A)	HKD	2,000,000	286,885
China Evergrande Group
4.250%, 02/14/23		3,000,000	359,896
China Mengniu Dairy
0.815%, 06/05/22 (A)		$800,000	810,896
CRRC
2.806%, 02/05/21 (A)		1,000,000	969,124
Harvest International
0.385%, 11/21/22 (A)	HKD	6,000,000	802,281
iQIYI
2.000%, 04/01/25 (B)		$1,400,000	1,418,900
Shui On Development Holding
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+8.809%, 12/04/68		750,000	754,285
Trip.com Group
1.000%, 07/01/20		1,500,000	1,481,711
Zhejiang Expressway
0.430%, 04/21/22 (A)	EUR	1,000,000	1,104,470
			9,285,433
GERMANY — 1.3%
AURELIUS Equity Opportunities & KGaA
1.000%, 12/01/20		300,000	315,415
Consus Real Estate
4.000%, 11/29/22		200,000	218,483
			533,898
HONG KONG — 1.8%
Link 2019 CB
1.600%, 04/03/24 ‡	HKD	6,000,000	760,760

ISRAEL — 2.1%
Teva Pharmaceutical Finance
0.250%, 02/01/26		$900,000	860,001

JAPAN — 7.2%
LIXIL Group
1.678%, 03/04/20 (A)	JPY	50,000,000	458,525
Shiga Bank
3.930%, 06/23/20 (A)		$800,000	788,089

CONVERTIBLE BONDS — continued
	Face Amount		Value
Shizuoka Bank
1.294%, VAR ICE LIBOR USD 3 Month-0.500%, 01/25/23		$800,000	$759,585
Yamaguchi Financial Group
1.447%, VAR ICE LIBOR USD 3 Month-0.500%, 03/26/20		1,000,000	989,053
			2,995,252
MALAYSIA — 0.5%
Top Glove Labuan
2.000%, 03/01/24		200,000	217,774

MEXICO — 5.3%
America Movil
0.562%, 05/28/20 (A)	EUR	900,000	996,032
Cemex
3.720%, 03/15/20		$1,200,000	1,197,989
			2,194,021
NETHERLANDS — 0.9%
Shop Apotheke Europe
4.500%, 04/19/23	EUR	300,000	375,712

SINGAPORE — 2.6%
CapitaLand
1.850%, 06/19/20	SGD	1,250,000	912,353
OUE
1.500%, 04/13/23		250,000	181,035
			1,093,388
SOUTH KOREA — 1.3%
LG Chemical
0.280%, 04/16/21 (A)	EUR	500,000	551,498

SPAIN — 0.3%
Ence Energia y Celulosa
1.250%, 03/05/23		100,000	105,732

TAIWAN — 1.4%
Sea
1.000%, 12/01/24 (B)		$500,000	579,925

UNITED STATES — 25.9%
Accelerate Diagnostics
2.500%, 03/15/23		245,000	181,842
Allscripts Healthcare Solutions
1.250%, 07/01/20 (C)		600,000	596,999
Arbor Realty Trust
4.750%, 11/01/22 (B)		500,000	500,325
Atlas Air Worldwide Holdings
2.250%, 06/01/22		695,000	637,470
Carbonite
2.500%, 04/01/22		700,000	741,563
Colony Capital
3.875%, 01/15/21		1,000,000	1,000,000
Encore Capital Group
3.000%, 07/01/20		800,000	798,051
Evolent Health
2.000%, 12/01/21		700,000	662,748
j2 Global
3.250%, 06/15/29 (C)		250,000	368,750
JPMorgan Chase Bank
1.774%, 01/11/21 (A)		400,000	391,068
Lumentum Holdings
0.500%, 12/15/26 (B)		700,000	740,346

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JANUARY 31, 2020 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount	Value
NII Holdings
4.250%, 08/15/23 (B)	$600,000	$639,000
PennyMac
5.375%, 05/01/20	800,000	804,017
PRA Group
3.000%, 08/01/20	500,000	498,463
Rovi
0.500%, 03/01/20	800,000	793,015
Snap
0.750%, 08/01/26 (B)	215,000	239,310
SunPower
4.000%, 01/15/23	290,000	257,375
Vector Group
1.750%, 04/15/20 (D)	500,000	501,750
Western Asset Mortgage Capital
6.750%, 10/01/22	350,000	356,976
		10,709,068
Total Convertible Bonds
(Cost $30,552,155)		31,017,603

U.S. TREASURY OBLIGATIONS —4.9%

U.S. Treasury Note
1.625%, 12/31/21(Cost $2,004,844)	2,000,000	2,010,469

SHORT-TERM INVESTMENT — 12.3%
	Shares

SEI Daily Income Trust, Government Fund, Cl F, 1.460% (E)
(Cost $5,111,471)	5,111,471	5,111,471

Total Investments — 92.1%
(Cost $37,668,470)		$38,139,543

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (0.8)%

UNITED STATES — (0.8)%
j2 Global * (Proceeds $274,224)	(3,430)	$(328,800)

Total Securities Sold Short — (0.8)%
(Proceeds $274,224)		$(328,800)

PURCHASED OPTIONS — 0.8%(F)
	Contracts	Value
Total Purchased Options
(Cost $381,821)	805	$312,115

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JANUARY 31, 2020 (Unaudited)

A list of the OTC option contracts held by the Fund at January 31, 2020, is as follows:

PURCHASED OPTIONS — 0.8%
	Contracts	Notional	Strike Price	Expiration Date	Value
Call Options
UNITED STATES — 0.3%
February 20 Calls on XAU*	225	$2,405,806	$105.00	02/22/20	$34,875
March 20 Calls on VIX*	260	358,280	17.00	03/21/20	70,200
Total Call Options					105,075

Put Options
UNITED STATES — 0.5%
Invesco QQQ Trust Series 1*	300	6,366,300	205.00	06/20/20	162,600
March 20 Puts on SPX*	20	6,461,560	2,950.00	03/21/20	44,440
Total Put Options					207,040
Total Purchased Options					$312,115

A list of the open futures contracts held by the Fund at January 31, 2020, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

Euro	(29)	Mar-2020	$(4,074,991)	$(4,030,456)	$44,535
Japanese Yen	(7)	Mar-2020	(814,358)	(809,332)	5,026
			$(4,889,349)	$(4,839,788)	$49,561

A list of the open forward foreign currency contracts held by the Fund at January 31, 2020 is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)

U.S. Bank	02/10/20	USD	244,559	HKD	1,900,000	$36
U.S. Bank	02/10/20	SGD	1,495,000	USD	1,106,997	11,422
U.S. Bank	02/10/20	HKD	25,276,000	USD	3,249,428	(4,448)
						$7,010

A list of the open OTC swap agreements as of January 31, 2020 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Deutsche Bank	Akam, 0.125% Effective Rate 2.83%	FIX NOMINAL	DEUTSCHE BANK-AKAM 0 1/8 5/1/25 - 00971TAJ0	Monthly	11/06/2020	USD	1,159,789	$(8,377)	$–	$(8,377)
Deutsche Bank	Akamai Tech Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - AKAMAI TECH INC - 00971T101	Monthly	11/18/2020	USD	708,753	13,623	–	13,623
Deutsche Bank	Bilibili Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - BILIBILI INC - 090040106	Monthly	11/18/2020	USD	345,450	22,365	–	22,365
Deutsche Bank	Cowen Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - COWEN 223622606	Monthly	11/18/2020	USD	307,881	4,300	–	4,300
Deutsche Bank	Cowen, 3% Effective Rate 2.83%	FIX NOMINAL	DEUTSCHE BANK - COWEN INC 223622AE1	Monthly	11/06/2020	USD	537,737	(11,098)	–	(11,098)
Deutsche Bank	CSG Systems International Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - CSG SYS INT INC - 126349109	Monthly	11/18/2020	USD	350,694	8,343	–	8,343
Deutsche Bank	Ctrip.com International Ltd. Effective Rate 2.83%	FIX NOMINAL	DEUTSCHE BANK - TCOM 1.99 07/01/25 -22943FAH3	Monthly	11/06/2020	USD	1,031,763	(13,749)	–	(13,749)
Deutsche Bank	Dycom Industries Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - DYCOM -267475101	Monthly	11/18/2020	USD	116,714	11,676	–	11,676
Deutsche Bank	Dycom Industries, 0.75% Effective Rate 2.83%	FIX NOMINAL	DEUTSCHE BANK - DY -267475AB7	Monthly	11/06/2020	USD	1,201,242	(8,763)	–	(8,763)
Deutsche Bank	Exact Sciences Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - EXACT SCI CORP -30063P105	Monthly	11/18/2020	USD	542,625	(21,468)	–	(21,468)

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JANUARY 31, 2020 (Unaudited)

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Deutsche Bank	Exact Sciences Corp., 1.25% Effective Rate 2.83%	FIX NOMINAL	DEUTSCHE BANK - EXAS -30063PAA3	Monthly	11/06/2020	USD	837,703	$21,529	$–	$21,529
Deutsche Bank	Fireeye Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - FIREEYE INC - 31816Q101	Monthly	11/18/2020	USD	335,707	25,770	–	25,770
Deutsche Bank	Fireeye Inc. Effective Rate 2.83%	FIX NOMINAL	"DEUTSCHE BANK - FEYE 0 7/8 2024 - 31816QAF8	Monthly	11/06/2020	USD	808,658	(22,188)	–	(22,188)
Deutsche Bank	Fortive Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - FORTIVE CORP - 34959J108	Monthly	11/18/2020	USD	263,250	10,483	–	10,483
Deutsche Bank	FTV, 0.875% Effective Rate 2.83%	FIX NOMINAL	DEUTSCHE BANK - FTV 0 7/8 2/15/22 - 34959JAJ7	Monthly	11/06/2020	USD	1,007,980	1,463	–	1,463
Deutsche Bank	HCI, 4.25% Effective Rate 2.83%	FIX NOMINAL	"DEUTSCHE BANK - HCI - 40416EAD5"	Monthly	11/06/2020	USD	507,499	(4,123)	–	(4,123)
Deutsche Bank	Insmed Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - INSMED INC - 457669307	Monthly	11/18/2020	USD	117,012	16,420	–	16,420
Deutsche Bank	Insmed Inc., 1.75% Effective Rate 2.83%	FIX NOMINAL	DEUTSCHE BANK INSM 1 3/4 01/15/25-457669AA7	Monthly	11/06/2020	USD	374,990	(12,684)	–	(12,684)
Deutsche Bank	IQIYI Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - IQUS - 46267X108	Monthly	11/18/2020	USD	693,506	42,195	–	42,195
Deutsche Bank	Jazz Pharmaceuticals Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - JAZZ INVESTMENTS G50871105	Monthly	11/18/2020	USD	302,425	18,732	–	18,732
Deutsche Bank	Jazz, 1.5% Effective Rate 2.83%	FIX NOMINAL	DEUTSCHE BANK - JAZZ INVESTMENTS 472145AD3	Monthly	11/06/2020	USD	896,590	(17,045)	–	(17,045)
Deutsche Bank	Joyy Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - JOYY INC - 46591M109	Monthly	11/18/2020	USD	634,215	53,421	–	53,421
Deutsche Bank	Lumentum Holdings Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK-LUMENTUM HOLDINGS INC-55024U109	Monthly	11/18/2020	USD	394,872	1,051	–	1,051
Deutsche Bank	Microchip Technology Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - MICROCHIP TECH 595017104	Monthly	11/18/2020	USD	2,033,262	191,831	–	191,831
Deutsche Bank	Microchip Technology Inc., 1.625% Effective Rate 2.83%	TOTAL RETURN BOND	DEUTSCHE BANK - MICROCHIP TECH 595017AF1	Monthly	11/06/2020	USD	2,017,731	(148,472)	–	(148,472)
Deutsche Bank	Nuvasive Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - NUVASIVE INC 670704105	Monthly	11/18/2020	USD	469,670	14,879	–	14,879
Deutsche Bank	Nuvasive Inc., 2.25% Effective Rate 2.83%	FIX NOMINAL	DEUTSCHE BANK - NUVASIVE INC 670704AG0	Monthly	11/06/2020	USD	657,051	(26,810)	–	(26,810)
Deutsche Bank	Okta Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	"DEUTSCHE BANK - OKTAS - 679295105	Monthly	11/18/2020	USD	855,874	4,737	–	4,737
Deutsche Bank	Okta Inc., 0.125% Effective Rate 2.83%	FIX NOMINAL	"DEUTSCHE BANK - OKTAB - 679295AC9	Monthly	11/06/2020	USD	2,022,000	(12,399)	–	(12,399)
Deutsche Bank	PDL Biopharma Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - PDL BIOPHARMA INC 69329Y104	Monthly	11/18/2020	USD	108,896	1,067	–	1,067
Deutsche Bank	PDL Biopharma Inc., 2.75% Effective Rate 2.83%	FIX NOMINAL	DEUTSCHE BANK - PDL BIOPHARMA INC 69329YAJ3	Monthly	11/06/2020	USD	297,505	16,326	–	16,326
Deutsche Bank	Sea Ltd. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - SEA LIMITED 81141R100	Monthly	11/18/2020	USD	1,090,373	(119,293)	–	(119,293)
Deutsche Bank	Sea Ltd., 1% Effective Rate 2.83%	FIX NOMINAL	DEUTSCHE BANK - SEALTD : 81141RAC4	Monthly	11/06/2020	USD	1,739,775	88,446	–	88,446
Deutsche Bank	Silicon Laboratories Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - SILICON LABS 826919102	Monthly	11/18/2020	USD	443,261	72,346	–	72,346
Deutsche Bank	Silicon Labratories Inc. Effective Rate 2.83%	FIX NOMINAL	DEUTSCHE BANK - SILICON LABS 826919AB8	Monthly	11/06/2020	USD	601,250	(67,019)	–	(67,019)
Deutsche Bank	Snap Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - SNAP INC -83304A106	Monthly	11/18/2020	USD	662,215	(3,754)	–	(3,754)
Deutsche Bank	Snap Inc., 0.75% Effective Rate 2.83%	TOTAL RETURN BOND	DEUTSCHE BANK - SNAP 0 3/4 08/01/26-83304AAA4	Monthly	11/06/2020	USD	1,001,447	2,436	–	2,436
Deutsche Bank	Sony Corporation Effective Rate -0.40%	TOTAL RETURN STOCK	DEUTSCHE BANK - SONY CORP - 6821506	Monthly	11/17/2020	JPY	1,890,822	38,511	–	38,511

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JANUARY 31, 2020 (Unaudited)

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Deutsche Bank	Sony Corporation Effective Rate 1.10%	FIX NOMINAL	DEUTSCHE BANK - SNE 0 09/30/22 - BYMXD16	Monthly	11/17/2020	JPY	2,141,987	$(76,161)	$–	$(76,161)
Deutsche Bank	Synaptics Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - SYNA -87157D109	Monthly	11/18/2020	USD	420,914	17,634	–	17,634
Deutsche Bank	Synaptics Inc., 0.5% Effective Rate 2.83%	FIX NOMINAL	"DEUTSCHE BANK - SYNA -87157DAD1	Monthly	11/06/2020	USD	840,812	(13,109)	–	(13,109)
Deutsche Bank	Systems International Inc. Effective Rate 2.83%	TOTAL RETURN BOND	"DEUTSCHE BANK-CSGS 4.25% 3/15/36 - 126349AF6	Monthly	11/06/2020	USD	813,367	(1,160)	–	(1,160)
Deutsche Bank	Tesla Inc. Effective Rate 2.83%	FIX NOMINAL	DEUTSCHE BANK - TSLA 2% 2024 - 88160RAG6	Monthly	11/06/2020	USD	2,201,363	384,046	–	384,046
Deutsche Bank	Tesla Inc. Effective Rate 1.04%	TOTAL RETURN STOCK	DEUTSCHE BANK - TESLA INC 88160R101	Monthly	11/18/2020	USD	1,555,500	(395,581)	–	(395,581)
Deutsche Bank	Trip.com Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - CTRIP.COM - 22943F100	Monthly	11/18/2020	USD	281,649	11,244	–	11,244
Deutsche Bank	Vishay Intertechnology Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	"DEUTSCHE BANK - VSHS-"928298108"	Monthly	11/18/2020	USD	511,366	55,078	–	55,078
Deutsche Bank	Vishay Intertechnology Inc., 2.25% Effective Rate 2.83%	FIX NOMINAL	"DEUTSCHE BANK - VSHB -"928298AP3"	Monthly	11/06/2020	USD	1,191,720	(46,638)	–	(46,638)
Deutsche Bank	Wayfair Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - W US -94419L101	Monthly	11/18/2020	USD	777,429	93,779	–	93,779
Deutsche Bank	Wayfair Inc., 0.375% Effective Rate 2.83%	FIX NOMINAL	"DEUTSCHE BANK - WUSB -94419LAB7"	Monthly	11/06/2020	USD	1,105,902	(89,041)	–	(89,041)
Deutsche Bank	Wday, 0.25% Effective Rate 2.83%	FIX NOMINAL	DEUTSCHE BANK - WDAY0.25 10/01/22 - 98138HAF8	Monthly	11/06/2020	USD	1,371,088	21,011	–	21,011
Deutsche Bank	Weibo Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - WEIBO CORP 948596101	Monthly	11/18/2020	USD	50,370	7,773	–	7,773
Deutsche Bank	Weibo, 1.25% Effective Rate 2.83%	FIX NOMINAL	DEUTSCHE BANK - WEIBO CORP 948596AC5	Monthly	11/06/2020	USD	1,141,560	(9,929)	–	(9,929)
Deutsche Bank	Workday Inc. Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - WORKDAY INC - 98138H101	Monthly	11/18/2020	USD	968,577	(27,977)	–	(27,977)
Deutsche Bank	Wright Medical Group Effective Rate 1.19%	TOTAL RETURN STOCK	DEUTSCHE BANK - WRIGHT MEDICAL GRP N96617118	Monthly	11/18/2020	USD	1,092,575	506	–	506
Deutsche Bank	Wright Medical Group, 2.25% Effective Rate 2.83%	FIX NOMINAL	DEUTSCHE BANK - WMGI 21/4 11/15/21 -98236JAB4	Monthly	11/06/2020	USD	2,181,750	(18,376)	–	(18,376)
Deutsche Bank	YY Inc., 1.375% Effective Rate 2.83%	TOTAL RETURN BOND	"DEUTSCHE BANK - YY - 98426TAE6	Monthly	11/06/2020	USD	1,520,800	(80,686)	–	(80,686)
								$17,121	$–	$17,121

Percentages are based upon Net Assets of $41,410,666.

*	Non-income producing security.
(A)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(B)
Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other "accredited investors". The total value of these securities at January 31, 2020 was $4,675,143 and represents 11.3% of Net Assets.

(C)	All or portion of the shares have been committed as collateral for open short positions
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	The rate reported is the 7-day effective yield as of January 31, 2020.
(F)	Refer to table below for details on Options Contracts.

Cl — Class
EUR — Euro
HKD — Hong Kong Dollar
ICE — Intercontinental Exchange
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
OTC — Over the counter
SGD — Singapore Dollar

SPX — S&P 500 Index
USD — U.S. Dollar
VAR — Variable Rate
VIX — CBOE Volatility Index
XAU — Philadelphia Gold and Silver

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JANUARY 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 when valuing the Fund's investments and other financial instruments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$31,017,603	$—	$31,017,603
U.S. Treasury Obligation	—	2,010,469	—	2,010,469
Short-Term Investment	5,111,471	—	—	5,111,471
Total Investments in Securities	$5,111,471	$33,028,072	$—	$38,139,543

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	(328,800)	—	—	(328,800)
Total Securities Sold Short	$(328,800)	$—	$—	$(328,800)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$312,115	$—	$—	$312,115
Futures Contracts *
Unrealized Appreciation	49,561	—	—	49,561
Forwards Contracts *
Unrealized Appreciation	—	11,458	—	11,458
Unrealized Depreciation	—	(4,448)	—	(4,448)
OTC Swap Contracts
Total Return Swaps *
Unrealized Appreciation	—	1,273,021	—	1,273,021
Unrealized Depreciation	—	(1,255,900)	—	(1,255,900)
Total Other Financial Instruments	$361,676	$24,131	$—	$385,807

* Future contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) of the instrument.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-019-1000